Share based compensation reserve - Reserve Summary (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reserves within equity [line items]
Reserve of share-based payments	€ 2.9
Share award charge	6.4	€ 2.1
Reserve of share-based payments	8.5
Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	2.9
Reserve of share-based payments	8.5
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.5
Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	(0.8)
January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	4.8
January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.9
January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.2
Non-Executive Directors Award | Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	0.5
Reserve of share-based payments	0.2
Non-Executive Directors Award | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.5
Non-Executive Directors Award | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	(0.8)
Non-Executive Directors Award | January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Non-Executive Directors Award | January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Non-Executive Directors Award | January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2016 | Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	2.2
Reserve of share-based payments	7.0
Management Share Award 2016 | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2016 | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2016 | January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	4.8
Management Share Award 2016 | January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2016 | January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2017 | Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	0.2
Reserve of share-based payments	1.1
Management Share Award 2017 | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2017 | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2017 | January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2017 | January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.9
Management Share Award 2017 | January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2018 | Share based compensation reserve
Disclosure of reserves within equity [line items]
Reserve of share-based payments	0.0
Reserve of share-based payments	0.2
Management Share Award 2018 | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2018 | Key Management Personnel Of Entity Or Parent, Non-Executive Directors Vested Shares [Member] | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2018 | January 1, 2016 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2018 | January 1, 2017 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	0.0
Management Share Award 2018 | January 1, 2018 | Key management personnel of entity or parent | Share based compensation reserve
Disclosure of reserves within equity [line items]
Share award charge	€ 0.2